Annual Total Returns - Fidelity® Series Floating Rate High Income Fund [BarChart] - 09.30 Fidelity Series Floating Rate High Income Fund Series PRO-08 - Fidelity® Series Floating Rate High Income Fund	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 20, 2011
Fidelity Series Floating Rate High Income Fund-Default
Bar Chart Table:
Annual Return 2012	11.21%
Annual Return 2013	6.52%
Annual Return 2014	1.06%
Annual Return 2015	(2.59%)
Annual Return 2016	10.33%
Annual Return 2017	4.78%
Annual Return 2018	1.34%
Annual Return 2019	9.38%
Annual Return 2020	2.52%